Discontinued operations (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Jun. 30, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total assets held-for-sale	SFr 0	SFr 0	SFr 0	SFr 979
Total liabilities held-for-sale	SFr 0	SFr 0	SFr 0	742
PBWM Germany
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash				277
Loans				686
Other assets				16
Total assets held-for-sale				979
Deposits				696
Other liabilities				46
Total liabilities held-for-sale				SFr 742